Operations	12 Months Ended
Dec. 31, 2024
Operations
Operations

1.   Operations

Zenvia Inc. (“Zenvia”) was incorporated in November 2020, as a Cayman Islands exempted company with limited liability duly registered with the Registrar of Companies of the Cayman Islands. These consolidated financial statements comprise Zenvia and its subsidiaries (together referred to as the “Company”). The Company is involved in implementation of a multi-channel communication of a cloud-based platform that enables organizations to integrate several communication capabilities (including short message service, or SMS, WhatsApp, Voice, WebChat and Facebook Messenger) into their software applications and with a combination of Software as a Service (SaaS) portfolio providing clients with unified end-to-end customer experience SaaS platform to digitally interact with their end-consumers in a personalized way.

As of December 31, 2024, the Company has a negative consolidated working capital in the amount of R$355,769 (current assets of R$318,990 and current liabilities of R$ 674,759) mainly as a result of past acquisitions, leading to concerns about the Company’s ability to continue as a going concern.

Management has taken many initiatives to increase profitability since 2022,such as reduction of the Company’s workforce by 25%. While these actions were instrumental for the Company to deliver improved cash generation in FY 2024 and beginning of 2025, management is committed to continue pursuing new operational efficiencies for the next 12 months. In February 2024, Management concluded several renegotiations with its creditors, including banks, debenture holders and holders of other liabilities related to past M&A activity. These renegotiations include an extension of payment terms on bank loans and debentures from 18 months to 36 months (final maturity December 2026), extension of liabilities related to past M&As from 36 months to up to 60 months (final maturity December 2028) and the possibility of converting certain M&A liabilities into Zenvia´s equity (potential conversion estimated at circa 30% of total M&A liabilities). Additionally, in February 2024, the controlling shareholder injected a total of R$50,000 as new equity in the Company. Since April 2024, the Company received five new credit lines from local banks in Brazil in the total amount of circa R$80,000 and was granted additional grace periods on amortization of existing credit lines, attesting the improved perception over the Company's credit profile. Additionally, the Company acquired R$180,000 in working capital credit lines from carriers in Brazil. Considering the Company’s short-term financial contractual obligations and commitments after giving effect to the above-mentioned renegotiations and capital injection, management expects a cash outlay of R$114,786 for the next 12 months mainly for its existing short-term indebtedness as it becomes due, including interest, and payments due from acquisitions. Despite the above-mentioned initiatives and given the expected future operating cash flow, management will continue to seek to optimize the Company's working capital needs by renegotiating payment terms with suppliers and anticipating future revenues with clients. As announced on January 13, 2025, the Company has initiated a new strategic cycle that will focus on its SaaS business, namely on the recently launched Zenvia Customer Cloud. As a result, management has been proactively evaluating opportunities to divest assets that fall outside the scope of Zenvia Customer Cloud, including the CPaaS business. Management believes that the combination of proceeds from divestments, improved working capital and renegotiations of its existing debt is key to ensure that the positive projected cash flows from operations will be sufficient for the Company’s financial requirements for the next twelve months, and therefore that the Company will be able to continue operating as a going concern. Although there is still uncertainty about how long it will take for these actions to be fully executed, on December 31, 2024, the financial statements do not include any adjustments that may result from the inability to continue operating.

a.   Business combination – Movidesk Ltda. (“Movidesk”)

On May 2, 2022, the Company, through its subsidiary Zenvia Brazil acquired 98.04% of shares of Movidesk Ltda., referred to as “Movidesk”, and with regards to the remaining 1.96% share capital, Zenvia Brazil had options to purchase such share capital through the payments of the applicable exercise price by Zenvia Brazil.

On February 6, 2024, Zenvia Brazil renegotiated the earnout with Movidesk, with a total balance of R$206,699 as of December 31, 2023. Payment terms have been extended to a total of 60 months, with final due date in December 2028, with Zenvia option to convert R$100,000 of total debt into equity, of which R$50,000 can be converted until December 31, 2025. The remaining balance can be converted once every 6 months, with total amount limited to 6 installments, from January 1, 2026, until the conclusion of the contract period.

On February 23, 2024, and March 22, 2024, the executive sellers exercised the Purchase Option, resulting in Zenvia acquiring the remaining shares and holding 100% of shares of Movidesk.